UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Philadelphia Financial Management of San Francisco, LLC
Address: 450 Sansome Street, Suite 1500
         San Francisco, CA  94111

13F File Number:  028-11642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rachael Clarke
Title:     Chief Compliance Officer
Phone:     415-352-4463

Signature, Place, and Date of Signing:

 /s/   Rachael Clarke     San Francisco, CA     April 24, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $301,815 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-                          Boathouse Row I, LP
2    028-                          Boathouse Row II, LP
3    028-                          Boathouse Row Offshore, Ltd
4    028-                          Boathouse Row Offshore Regatta Ltd.

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA FIRST TAX EX IVS L P   BEN UNIT CTF     02364V107     4372   614059 SH       SOLE    1  2           614059        0        0
ASSURED GUARANTY LTD           COM              G0585R106    26171  1269842 SH       SOLE    1  2  3  4    1269842        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    10847   436655 SH       SOLE    1  2  3  4     436655        0        0
BROOKDALE SR LIVING INC        COM              112463104     8461   303474 SH       SOLE    1  2  3  4     303474        0        0
CREDIT SUISSE GROUP            SPONSORED ADR    225401108    13235   505163 SH       SOLE    1  2  3  4     505163        0        0
DST SYS INC DEL                COM              233326107    20082   281779 SH       SOLE    1  2  3  4     281779        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    12489  1166101 SH       SOLE    1  2  3  4    1166101        0        0
EMERITUS CORP                  COM              291005106    11439   411640 SH       SOLE    1  2  3  4     411640        0        0
FEDERAL AGRIC MTG CORP         CL C             313148306     9633   312870 SH       SOLE    1  2  3        312870        0        0
FORTEGRA FINL CORP             COM              34954W104     9551  1090251 SH       SOLE    1  2  3       1090251        0        0
GENWORTH FINL INC              COM CL A         37247D106    16582  1658183 SH       SOLE    1  2  3  4    1658183        0        0
GFI GROUP INC                  COM              361652209      221    66096 SH       SOLE    1  2  3         66096        0        0
GLOBAL PMTS INC                COM              37940X102    11479   231157 SH       SOLE    1  2  3  4     231157        0        0
HOWARD HUGHES CORP             COM              44267D107     3382    40354 SH       SOLE    1  2  3  4      40354        0        0
INTERACTIVE BROKERS GROUP IN   COM              45841N107    10516   705295 SH       SOLE    1  2  3  4     705295        0        0
META FINL GROUP INC            COM              59100U108    13025   491133 SH       SOLE    1  2  3        491133        0        0
METLIFE INC                    COM              59156R108     9654   253929 SH       SOLE    1  2  3  4     253929        0        0
METROCORP BANCSHARES INC       COM              591650106     5275   522759 SH       SOLE    1  2  3        522759        0        0
NATIONAL BK HLDGS CORP         CL A             633707104    24092  1316490 SH       SOLE    1  2  3  4    1316490        0        0
NATIONAL FINL PARTNERS CORP    COM              63607P208     7794   347493 SH       SOLE    1  2  3  4     347493        0        0
NELNET INC                     CL A             64031N108    27318   808229 SH       SOLE    1  2  3  4     808229        0        0
RADIAN GROUP INC               COM              750236101    15892  1483835 SH       SOLE    1  2  3  4    1483835        0        0
RAYMOND JAMES FINANCIAL INC    COM              754730109    12364   268202 SH       SOLE    1  2  3  4     268202        0        0
SWS GROUP INC                  COM              78503N107      421    69543 SH       SOLE    2               69543        0        0
TOWER GROUP INTL LTD           COM              G8988C105    17520   949612 SH       SOLE    1  2  3  4     949612        0        0